INVENTORIES	6 Months Ended
Jun. 30, 2023
INVENTORIES
INVENTORIES

8.INVENTORIES

	June 30,	December 31,
	2023	2022
Finished goods
Pulp
Domestic (Brazil)	501,037	616,415
Foreign	1,711,100	1,426,064
Paper
Domestic (Brazil)	535,026	358,973
Foreign	245,267	192,671
Work in process	119,644	93,964
Raw materials
Wood	1,586,058	1,480,616
Operating supplies and packaging	745,413	716,089
Spare parts and other	978,951	843,469
	6,422,496	5,728,261

Inventories are disclosed net of estimated losses.

8.1.Roll-forward of estimated losses

	June 30,	December 31,
	2023	2022
Opening balance	(105,989)	(91,258)
Additions	(23,859)	(89,552)
Reversals	24,713	33,492
Write-offs	17,893	41,329
Closing balance	(87,242)	(105,989)

On June 30, 2023 and December 31, 2022, there were no inventory items pledged as collateral.